NET INCOME PER SHARE (Details) - USD ($)		12 Months Ended
		Feb. 28, 2017	Feb. 29, 2016		Feb. 28, 2015
Numerator:
Net income attributable to TAL Education Group's shareholders		$ 116,880,012	$ 102,878,518		$ 67,156,575
Eliminate the dilutive effect of interest expense of the bond payable		7,539,778	7,499,323	[1]	0	[1]
Numerator for diluted net income per share		$ 124,419,790	$ 110,377,841		$ 67,156,575
Denominator:
Weighted average shares outstanding - Basic		162,548,494	160,109,169		158,381,576
Denominator for diluted net income per share		188,508,419	183,056,255		163,589,649
Effect of dilutive securities:
Dilutive effect of non-vested shares and options	[2]	8,467,663	5,447,276		5,208,073
Dilutive effect of the bond payable	[1]	17,492,262	17,499,810		0
Net income per common share attributable to TAL Education Group's shareholders-basic	[3]	$ 0.72	$ 0.64		$ 0.42
Net income per common share attributable to TAL Education Group's shareholders-diluted		$ 0.66	$ 0.60		$ 0.41

[1]	As disclosed in Note 12, the Company issued the Bond on May 21, 2014. For the year ended February 28, 2015, 13,616,291 common shares resulting from the assumed conversion of bond payable were excluded from the calculation of diluted net income per share as their effect was anti-dilutive.
[2]	For the years ended February 28, 2015, February 29, 2016 and February 28, 2017, 1,976,750, 1,421,576 and, 1,814,724 non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.
[3]	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.